Stockholders' Equity (Warrants) (Detail Textuals 2) (USD $)	0 Months Ended	1 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended
	Mar. 07, 2014	Aug. 31, 2014	Apr. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 29, 2012	Mar. 31, 2014	Dec. 31, 2013	Jan. 31, 2014	Dec. 31, 2013	May 31, 2012	Apr. 30, 2012	Mar. 31, 2012
Stockholders Equity Note [Line Items]
Number of common shares issued during period through exercise of warrants		70,000
Number of warrants issued						5,100,800	7,770,793
Exercise price of warrants	$ 0.75					$ 0.89	$ 0.28			$ 0.89		0.89	$ 0.28		$ 0.75
Proceeds from sales of common shares and warrants, net	$ 6,000,000						$ 1,112,000
Interest rate on notes payable						10.00%				10.00%		10.00%
Number of warrants called by common stock	6,000,000													1,300,000	800,000
Fair Value Adjustment of Warrants				6,256,000	(1,832,000)	(151,000)	(1,746,000)
Number of warrants issued to vendor			75,000
Strike price of warrants issued to vendor			$ 0.89
Subsequent Event
Stockholders Equity Note [Line Items]
Number of common shares issued during period through exercise of warrants						1,200,000
Exercise price of warrants	$ 0.75
Proceeds from sales of common shares and warrants, net	6,000,000
Number of warrants called by common stock	6,000,000
Price adjustable warrants
Stockholders Equity Note [Line Items]
Exercise price of warrants							$ 0.28
Proceeds from issuance of notes payable and warrants								1,500,000
Number of warrants called by common stock							3,200,000
Notes Payable | Price adjustable warrants
Stockholders Equity Note [Line Items]
Exercise price of warrants								$ 0.508
Interest rate on notes payable								15.00%
Number of warrants called by common stock								3,690,000
Warrants
Stockholders Equity Note [Line Items]
Number of common shares issued during period through exercise of warrants									1,200,000
Warrants | Consultant
Stockholders Equity Note [Line Items]
Exercise price of warrants											$ 0.48
Number of warrants called by common stock											100,000
Warrants, vesting period											2 years	2 years
Fair Value Adjustment of Warrants										60,000
Warrants | Subsequent Event | Consultant
Stockholders Equity Note [Line Items]
Exercise price of warrants											$ 0.48
Number of warrants called by common stock											100,000
Amended Note And Warrant Purchase Agreement
Stockholders Equity Note [Line Items]
Exercise price of warrants							$ 0.28
Proceeds from issuance of notes payable and warrants								$ 1,500,000
Amended Note And Warrant Purchase Agreement | Price adjustable warrants
Stockholders Equity Note [Line Items]
Exercise price of warrants						$ 0.28				$ 0.28		0.28
Number of warrants called by common stock						5,000,000				5,000,000		5,000,000